TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund
TIFF Short-Term Fund Summary
Investment Objective
The fund's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund's risk of principal loss does not exceed that of a portfolio invested in US 6-month Treasury bills.

The fund's performance objective (which is non-fundamental) is, over a majority of market cycles, to track as closely as possible, gross of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index and, net of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The "Redemption Fees" shown in this table are referred to as "exit fees" elsewhere in the prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TIFF Short-Term Fund
Redemption Fees (as a percentage of amount redeemed)	none
Entry Fees on Purchases (as a percentage of amount invested)	0.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	TIFF Short-Term Fund
Management Fees	0.03%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.18%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TIFF Short-Term Fund	18	58	101	230

Portfolio Turnover
The fund pays transaction costs, such as a spread, when it buys and sells securities (or "turns over" its portfolio). Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded from the definition of portfolio turnover, during the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The fund invests principally in securities issued by the US Government, its agencies, or its instrumentalities. The fund's duration generally will not differ from the benchmark's duration by more than three months. The investment advisor, TIFF Advisory Services, Inc. ("TAS"), focuses on duration, maturity, relative valuations, and security selection. Typically, the average credit quality of the fund's portfolio will be equivalent to the credit rating assigned to short-term obligations of the US Government, its agencies, or instrumentalities, and may include unrated obligations that are deemed to be of equivalent quality.
Principal Investment Risks
As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund's portfolio could cause members'
shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Credit Risk. An issuer or guarantor of a debt obligation or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Interest Rate Risk. Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond's price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the fund's interest income to decline.

Market Risk.  The market value of a security may increase or decrease over time.
Market risk may affect a single issue, an entire industry, or the market as a whole.
Fund Performance
The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.
Calendar Year Total Returns (%)
[1]	Rounds to less than 0.01%

Highest and Lowest Quarterly Returns (for periods shown in the bar chart) Highest (3Q 2007) 1.39% Lowest (4Q 2011) -0.10%
Average Annual Total Returns (for periods ended 12/31/11)
The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years, and since fund inception compare with selected benchmarks. Past performance is not necessarily an indication of how the fund will perform in the future.
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF Short-Term Fund	TIFF Short-Term Fund	none	1.63%	1.97%	3.54%	May 31, 1994
TIFF Short-Term Fund BofA Merrill Lynch US 6-Month Treasury Bill Index	Benchmark Returns BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)	0.27%	2.06%	2.29%	3.68%	May 31, 1994
TIFF Short-Term Fund BofA Merrill Lynch US 6-Month Treasury Bill Index	BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points (does not reflect taxes)	(0.23%)	1.55%	1.78%	3.16%	May 31, 1994